Net Interest Income and Average Balance Sheet and Interest Rates - Average balance sheet and interest rates - Assets (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Interest earning assets
Average balance	$ 934,208	$ 901,786	$ 872,075
Interest income	$ 19,839	$ 13,046	$ 10,205
Average rate %	4.30%	2.90%	2.30%
Non-interest earning assets
Average balance	$ 83,715	$ 89,814	$ 85,758
Total assets
Average balance	1,017,923	991,600	957,833
Loans
Interest earning assets
Average balance	699,735	683,786	669,815
Interest income	$ 16,276	$ 11,549	$ 9,547
Average rate %	4.70%	3.40%	2.90%
Loans | Australia
Interest earning assets
Average balance	$ 602,493	$ 590,428	$ 574,439
Interest income	$ 13,791	$ 9,679	$ 8,015
Average rate %	4.60%	3.30%	2.80%
Loans | New Zealand
Interest earning assets
Average balance	$ 90,605	$ 86,989	$ 89,021
Interest income	$ 2,304	$ 1,755	$ 1,448
Average rate %	5.10%	4.00%	3.30%
Loans | Other overseas
Interest earning assets
Average balance	$ 6,637	$ 6,369	$ 6,355
Interest income	$ 181	$ 115	$ 84
Average rate %	5.50%	3.60%	2.70%
Loans | Housing
Interest earning assets
Average balance	$ 481,538	$ 472,098	$ 468,207
Interest income	$ 10,174	$ 7,349	$ 6,317
Average rate %	4.20%	3.10%	2.70%
Loans | Personal
Interest earning assets
Average balance	$ 13,485	$ 14,471	$ 15,618
Interest income	$ 556	$ 582	$ 618
Average rate %	8.30%	8.00%	7.90%
Loans | Business
Interest earning assets
Average balance	$ 204,712	$ 197,217	$ 185,990
Interest income	$ 5,546	$ 3,618	$ 2,612
Average rate %	5.40%	3.70%	2.80%
Trading securities and financial assets measured at FVIS
Interest earning assets
Average balance	$ 29,044	$ 23,426	$ 22,243
Interest income	$ 498	$ 224	$ 123
Average rate %	3.40%	1.90%	1.10%
Investment securities
Interest earning assets
Average balance	$ 76,015	$ 77,783	$ 77,779
Interest income	$ 918	$ 620	$ 506
Average rate %	2.40%	1.60%	1.30%
Other interest earning assets
Interest earning assets
Average balance	$ 129,414	$ 116,786	$ 101,392
Interest income	$ 2,147	$ 653	23
Average rate %	3.30%	1.10%
Derivative financial instruments
Non-interest earning assets
Average balance	$ 25,290	$ 28,479	18,283
Assets held for sale
Interest earning assets
Average balance		5	846
Interest income			$ 6
Average rate %			1.40%
Non-interest earning assets
Average balance	60	1,843	$ 3,048
All other assets
Non-interest earning assets
Average balance	$ 58,365	$ 59,492	$ 64,427